Earnings per Share (details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings per Share disclosure
Net income	$ 943	$ 716	$ 664	$ 691	$ 866	$ 928	$ 812	$ 833	$ 3,014	$ 3,439	$ 3,692
Participating share-based awards - allocated income									(22)	(25)	(27)
Net income available to common shareholders -- basic									2,992	3,414	3,665
Net income available to common shareholders -- diluted									$ 2,992	$ 3,414	$ 3,665
Weighted average shares outstanding, basic									288.1	310.6	338.8
Weighted average effects of dilutive securities, stock options and performance shares (in shares)									2.9	3.3	3.7
Weighted average shares outstanding, diluted									291.0	313.9	342.5
Net income per common share, basic	$ 3.32	$ 2.48	$ 2.27	$ 2.33	$ 2.87	$ 3.00	$ 2.56	$ 2.58	$ 10.39	$ 10.99	$ 10.82
Net income per common share, diluted	$ 3.28	$ 2.45	$ 2.24	$ 2.30	$ 2.83	$ 2.97	$ 2.53	$ 2.55	$ 10.28	$ 10.88	$ 10.70